OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Other Receivables
OTHER RECEIVABLES

5. OTHER RECEIVABLES

Other receivables mainly comprise short-term loan to a third party, Dongguan Anxiang Technology Co., Ltd. and rental and utilities deposits paid for the Guangzhou and Liaoning office which are fully refundable.